S000034349 [Member] Expense Example - William Blair Emerging Markets Small Cap Growth Fund	Dec. 31, 2025 USD ($)
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 117
Expense Example, with Redemption, 3 Years	425
Expense Example, with Redemption, 5 Years	755
Expense Example, with Redemption, 10 Years	1,689
Class N
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	143
Expense Example, with Redemption, 3 Years	506
Expense Example, with Redemption, 5 Years	895
Expense Example, with Redemption, 10 Years	1,984
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	112
Expense Example, with Redemption, 3 Years	397
Expense Example, with Redemption, 5 Years	702
Expense Example, with Redemption, 10 Years	$ 1,571